Expense Example, No Redemption - PSF Stock Index Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	32	100	174	393	57	179	313	701